Pension obligations (Schedule of detailed information about pension expense) - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Obligations [Line Items]
Defined benefit pension expense	$ 11,671	$ 10,643
Defined contribution pension expense	1,774	1,635
Pension obligations [Member]
Pension Obligations [Line Items]
Current service cost	11,044	9,880
Loss on settlement	0	96
Total service cost	11,044	9,976
Net interest expense	874	986
Administration cost	77	82
Defined benefit pension expense	11,995	11,044
Defined contribution pension expense	$ 1,791	$ 1,639